Fair value measurement Assumptions used in valuing assets and liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Commodity Derivatives [Member] | Commodity Price Risk, Ten Percent Increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis 10% increase in commodity prices	£ 1	£ (2)
Commodity Derivatives [Member] | Commodity Price Risk, Ten Percent Decrease [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis 10% decrease in commodity prices	(2)	2
Commodity Derivatives [Member] | Market Risk, Market Area Price Ten Percent Increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis 10% increase in area price change	(8)	(7)
Commodity Derivatives [Member] | Market Risk, Market Area Price Ten Percent Decrease [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis 10% decrease in area price change	7	5
Financing Derivatives [Member] | Market Risk, Limited Price Inflation Market Curve Twenty Basis Points Increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis 20 basis point change increase market curve	(81)	(85)
Financing Derivatives [Member] | Market Risk, Limited Price Inflation Market Curve Twenty Basis Points Decrease [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, 20 basis point change decrease in market curve	£ 79	£ 82